Bank Acceptance Notes Payable (Tables)	6 Months Ended
Jun. 30, 2021
Bank Acceptance Notes Payable
Schedule of Bank acceptance notes payable

Bank acceptance notes payable consisted of the following:

		June 30,	December 31,
		2021	2020
Bank acceptance notes payable issued by Zhang Jiagang Rural Commercial Bank	(a)	$—	$220,109
Commercial acceptance notes payable guaranteed by SPD Bank Lishui Branch	(b)	—	1,533,000
Total		$—	$1,753,109
(a)	Bank acceptance notes payable of $220,109 (RMB1,435,805) issued by Zhang Jiagang Rural Commercial Bank with due dates from February 10, 2021 to March 29, 2021. The Company is required to maintain restricted cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability. These notes were fully paid upon maturity and restricted deposit was also released upon the payments.
(b)	Commercial acceptance notes payable of $1,533,000 (RMB10,000,000) issued by Tantech Bamboo and guaranteed by SPD Bank Lishui Branch with due date on April 19, 2021. The Company is required to maintain restricted cash deposits at 100% of the notes payable with the bank, in order for the bank to make guarantee for the notes and ensure the availability for future credit. A related party, Zhejiang Xinsen Industrial Co., Ltd. ("Zhejiang Xinsen"), made collateral for this commercial acceptance notes payable on behalf of Tantech Bamboo with a one-year term deposit of approximately $1,533,000 (RMB10,000,000), which has a due date of April 21, 2021. The note was fully paid upon maturity by Zhejiang Xinsen on behalf of Tantech Bamboo.